Insurance (Obligations Under Funding Agreements - Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 10.9	$ 10.3	$ 12.5
Funding agreements repaid to certain SPEs	11.7	9.6	13.4
Outstanding funding agreements to certain SPEs	$ 5.3	$ 6.1